Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share capital	Other reserves	Accumulated deficit	Equity attributable to equity holders of the Company	Non-controlling interest	Total
Beginning Balance at Dec. 31, 2018	$ 27	$ 3,404	$ (18,777)	$ (15,346)		$ (15,346)
Beginning Balance (in Shares) at Dec. 31, 2018						20,000
Profit/(Loss) for the period			(35,526)	(35,526)		$ (35,526)
Other comprehensive income			(3)	(3)		(3)
Total comprehensive income/(loss) for the period, net of tax			(35,529)	(35,529)		(35,529)
Equity contribution from shareholders		108		108		108
Share-based payments		6,413	(10)	6,403		6,403
Distribution and dividends			(4,206)	(4,206)		(4,206)
Total transactions with shareholders		6,521	(4,216)	2,305		2,305
Ending Balance (Previously reported) at Dec. 31, 2019	27	8,106	(56,702)	(48,569)		(48,569)
Ending Balance (Impact of correction) at Dec. 31, 2019		1,819	(1,820)	(1)		(1)
Ending Balance at Dec. 31, 2019	$ 27	9,925	(58,522)	(48,570)		$ (48,570)
Ending Balance (in Shares) (Previously reported) at Dec. 31, 2019	20,000
Ending Balance (in Shares) at Dec. 31, 2019	20,000					20,000
Profit/(Loss) for the period			(751)	(751)		$ (751)
Other comprehensive income			15	15		15
Total comprehensive income/(loss) for the period, net of tax			(736)	(736)		(736)
Share-based payments		2,159	(1,147)	1,012		1,012
Distribution and dividends			(53,614)	(53,614)		(53,614)
Total transactions with shareholders		2,159	(54,761)	(52,602)		(52,602)
Ending Balance (Previously reported) at Dec. 31, 2020	$ 27	8,289	(111,070)	(102,754)		(102,754)
Ending Balance (As restated) at Dec. 31, 2020	27	8,289	(111,451)	(103,135)		(103,135)
Ending Balance (Impact of correction) at Dec. 31, 2020		3,795	(381)	(381)		(381)
Ending Balance at Dec. 31, 2020	$ 27	12,084	(114,019)	(101,908)		(101,908)
Ending Balance (in Shares) (Previously reported) at Dec. 31, 2020	20,000
Ending Balance (in Shares) (As restated) at Dec. 31, 2020	20,000
Ending Balance (in Shares) at Dec. 31, 2020	20,000
Profit/(Loss) for the period			(31,798)	(31,798)		(31,798)
Other comprehensive income		(250)		(250)		(250)
Total comprehensive income/(loss) for the period, net of tax		(250)	(31,798)	(32,048)		(32,048)
Share-based payments		73	(254)	(181)		(181)
Distribution and dividends			(50,000)	(50,000)		(50,000)
Total transactions with shareholders		73	(50,254)	(50,181)		(50,181)
Ending Balance at Jun. 30, 2021	$ 27	8,112	(193,503)	(185,364)		(185,364)
Ending Balance (in Shares) at Jun. 30, 2021	20,000
Beginning Balance (Previously reported) at Dec. 31, 2020	$ 27	8,289	(111,070)	(102,754)		(102,754)
Beginning Balance (As restated) at Dec. 31, 2020	27	8,289	(111,451)	(103,135)		(103,135)
Beginning Balance (Impact of correction) at Dec. 31, 2020		3,795	(381)	(381)		(381)
Beginning Balance at Dec. 31, 2020	$ 27	12,084	(114,019)	(101,908)		(101,908)
Beginning Balance (in Shares) (Previously reported) at Dec. 31, 2020	20,000
Beginning Balance (in Shares) (As restated) at Dec. 31, 2020	20,000
Beginning Balance (in Shares) at Dec. 31, 2020	20,000
Profit/(Loss) for the period			(117,455)	(117,455)	$ 11	(117,444)
Other comprehensive income		36	(25)	11		11
Total comprehensive income/(loss) for the period, net of tax		36	(117,480)	(117,444)	11	(117,433)
Equity contribution from shareholders	$ (27)	119,681		119,654		119,654
Issuance of shares upon the Transaction (in shares)	196,503,101
Share-based payments		128,517	2	128,519		128,519
Share warrant obligations		(32,109)		(32,109)		(32,109)
Acquisition of non-controlling interest					33	33
Distribution and dividends		(61,804)	(96,000)	(157,804)		(157,804)
Total transactions with shareholders	$ (27)	154,285	(95,998)	58,260	33	58,293
Total transactions with shareholders (in shares)	196,503,101
Ending Balance at Dec. 31, 2021		166,405	(327,497)	(161,092)	44	$ (161,048)
Ending Balance (in Shares) at Dec. 31, 2021	196,523,101					196,523,101
Profit/(Loss) for the period			53,063	53,063	(325)	$ 52,738
Other comprehensive income		3,177		3,177		3,177
Total comprehensive income/(loss) for the period, net of tax		3,177	53,063	56,240	(325)	55,915
Issue of ordinary shares related to business combination		(2,094)		(2,094)		(2,094)
Share-based payments		2,029		2,029		2,029
Total transactions with shareholders		(65)		(65)		(65)
Ending Balance at Jun. 30, 2022		$ 169,517	$ (274,434)	$ (104,917)	$ (281)	$ (105,198)
Ending Balance (in Shares) at Jun. 30, 2022	196,523,101